Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule of property, plant and equipment depreciation expense
Depreciation, operating	$ 42,260	$ 34,795	$ 169,743	$ 129,246
Depreciation, cost of revenue	5,098	5,686	13,824	18,891
Total depreciation expense	$ 47,358	$ 40,481	$ 183,567	$ 148,137